Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings, current
Current part of non-current borrowings	kr 518	kr 3,953
Other borrowings, current	3,020	2,184
Total borrowings, current	3,538	6,137
Borrowings, non-current
Notes and bond loans	29,115	31,799
Other borrowings, non-current	50	105
Total borrowings, non-current	29,165	31,904
Total interest-bearing liabilities	kr 32,703	kr 38,041